Cover	Mar. 16, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	MANNATECH, INCORPORATED
Entity Incorporation, State or Country Code	TX
Entity File Number	000-24657
Entity Tax Identification Number	75-2508900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	MTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001056358
Entity Address, Address Line One	1410 Lakeside Parkway, Suite 200
Entity Address, City or Town	Flower Mound
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75028
City Area Code	(972)
Local Phone Number	471-7400